INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of Inventories [Abstract]
Disclosure of detailed information about inventories

As at	March 31 2026	March 31 2025
Raw materials	$140,322	$145,110
Work in progress	91,466	105,836
Finished goods	63,418	69,226
	$295,206	$320,172